Capital Stock Transactions (Tables)	12 Months Ended
Dec. 31, 2011
Capital Stock Transactions [Abstract]
Schedule Of Capital Stock Repurchases

	For the Years Ended December 31,
	2011	2010	2009
Shares repurchased	2,602,513	1,648,047	15,900
Weighted average price per share	$55.28	$63.14	$46.65